Distributable Earnings	12 Months Ended
Dec. 31, 2020
Investment Company, Distributable Earnings [Abstract]
Distributable Earnings

7.    Distributable Earnings

We earn income, net of expenses on our investments. On February 22, 2019, we, acting pursuant to an SEC exemptive order and with the approval of our Board of Trustees adopted a managed distribution plan, consistent with our investment objectives and policies, allowing us to include long term capital gains, where applicable, as part of a regular fixed quarterly distribution to our shareholders that is intended to distribute an amount consistent with our total returns in relation to NAV over time, or the Managed Distribution Plan. Distributions following our deregistration as an investment company are no longer subject to our Managed Distribution Plan, which ceased to be effective as of that time. Consistent with the Managed Distribution Plan (when effective) and our currently effective distribution policy, our distributions to common shareholders may consist of ordinary income (net investment income and short term capital gains), a portion of the estimated realized long term capital gains or return of capital, which is not taxable. To the extent net realized capital gains, if any, can be offset by capital loss carry forwards, it is our policy not to distribute such gains.

During the year ended December 31, 2020, we had substantial investments in REITs, which are generally not subject to U.S. federal income taxes. Distributions that we receive from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to us. We have excluded from our investment income the portions of the distributions received from REITs classified by those REITs as capital gain income or return of capital. We have included in our "net realized gain on investments" that portion of the distributions received from REITs that is classified by those REITs as capital gain income. We credited "net change in unrealized appreciation on investments" with that portion of the distributions received from REITs that is classified by those REITs as return of capital. In addition, if we use capital loss carryforwards to offset capital gains, a portion of our distribution to common shareholders may be classified as ordinary income for U.S. federal income tax purposes. Further, our distributions to common shareholders for the years ended December 31, 2020 and 2019 did not exceed the aggregate of the cash distributions we received from our investments and capital gains as a result of trading activities less our expenses and distributions to preferred shareholders. The classifications of distributions received from our investments were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Ordinary income (1)	$7,720,259	$11,845,727
Capital gain income (2)	1,926,594	2,273,809
Return of capital (3)	2,997,332	4,989,497
	$12,644,185	$19,109,033

(1)Reported as investment income in our Consolidated Statement of Operations.

(2)Included in net realized gain on investments, net of tax, in our Consolidated Statement of Operations.

(3)Included in net change in unrealized gain on investments in our Consolidated Statement of Operations.

Only distributions in excess of accumulated tax basis earnings and profits are reported in the financial statements as a return of capital for tax purposes.

The tax character of distributions during the years ended December 31, 2020 and December 31, 2019 were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Ordinary income	$1,786,150	$5,431,697
Long term capital gains	4,964,033	3,541,809
Return of capital	—	5,132,546
	$6,750,183	$14,106,052

As of December 31, 2020, the components of distributable earnings on a U.S. federal income tax basis were as follows:

Undistributed ordinary income	$—
Undistributed net long term capital gains	$7,997,377
Net unrealized gain (loss)	$—

Capital losses generated are carried forward indefinitely, and retain the character of the original loss. Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years where applicable.

During the year ended December 31, 2020, we utilized net capital loss carryforwards of $209,830. At December 31, 2020, our accumulated capital loss carryovers that can be used to offset future realized long term capital gains were $1,140,262.